Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 268,492	$ 245,947
Short-term deposits	16,881	735
Marketable securities	9,913	14,138
Trade receivables (net of allowances for doubtful accounts of $6,051 and $5,195 as of December 31, 2017 and 2018, respectively)	441,468	385,778
Prepaid expenses and other accounts receivable	40,397	44,904
Inventories	3,882	3,299
Total current assets	781,033	694,801
LONG-TERM ASSETS:
Deferred taxes	14,214	15,878
Prepaid expenses and other accounts receivable	23,121	16,581
Total long-term assets	37,335	32,459
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	25,710	25,315
PROPERTY, PLANTS AND EQUIPMENT, NET	29,182	29,807
INTANGIBLE ASSETS, NET	150,046	163,983
GOODWILL	640,855	617,272
Total assets	1,664,161	1,563,637
CURRENT LIABILITIES:
Credit from banks and others	71,180	70,819
Debentures	55,822	4,826
Trade payables	118,786	95,339
Deferred revenues	59,509	58,905
Employees and payroll accrual	114,904	111,707
Other accounts payable	53,969	53,145
Dividend payable	5,015
Liabilities in respect of business combinations	5,602	6,811
Put options of non-controlling interests	40,926	31,395
Total current liabilities	525,713	432,947
LONG-TERM LIABILITIES:
Loans from banks and others	139,527	135,616
Debentures	114,902	133,739
Other long-term liabilities	8,734	7,244
Deferred taxes	34,800	36,605
Deferred revenues	4,906	9,340
Liability in respect of business combinations	5,625	4,711
Put options of non-controlling interests	15,673	21,481
Employee benefit liabilities	8,884	9,032
Total long-term liabilities	333,051	357,768
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31, 2017 and 2018; Issued: 15,307,402 and 15,318,958 at December 31, 2017 and 2018, respectively; Outstanding: 14,738,782 and 14,750,338 at December 31, 2017 and 2018, respectively	4,190	4,187
Additional paid-in capital	98,008	98,040
Retained earnings	262,557	239,156
Accumulated other comprehensive income	3,134	18,078
Treasury shares (568,620 shares as of December 31, 2017 and 2018)	(259)	(259)
Total equity attributable to Formula Systems (1985) Ltd.'s shareholders	367,630	359,202
Non-controlling interests	437,767	413,720
Total equity	805,397	772,922
Total liabilities and equity	$ 1,664,161	$ 1,563,637